Average Annual Total Returns - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 30, 2025
VIP Strategic Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.08%
Past 5 years	2.81%
Past 10 years	3.60%
VIP Strategic Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.86%
Past 5 years	2.72%
Past 10 years	3.51%
VIP Strategic Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	5.78%
Past 5 years	2.54%
Past 10 years	3.34%
F0097
Average Annual Return:
Past 1 year	5.23%
Past 5 years	1.90%
Past 10 years	3.14%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%